Bartlett Value International Fund
                   Bartlett Basic Value Fund
                   Bartlett Fixed Income Fund
                 Bartlett Short Term Bond Fund
                  Bartlett Cash Reserves Fund

                     BARTLETT CAPITAL TRUST
                   BARTLETT MANAGEMENT TRUST

       Supplement to the Prospectus dated August 1, 1996



     Effective December 20, 1996, the Bartlett Fixed Income Fund and the Bartlett Short Term Bond Fund were merged into the Legg Mason U.S. Government Intermediate-Term Portfolio, a series of the Legg Mason Income Trust, Inc. and the Bartlett Cash Reserves Fund was merged into the Legg Mason Cash Reserve Trust. Consequently, the information contained in the Prospectus applies only to the Bartlett Value International Fund and the Bartlett Basic Value Fund, the two remaining series of the Bartlett Capital Trust.








                                                  February 5, 1997





                   BARTLETT CAPITAL TRUST

               Bartlett Value International Fund
                   Bartlett Basic Value Fund
                   Bartlett Fixed Income Fund
                 Bartlett Short Term Bond Fund

     Supplement to the Statement of Additional Information
                      dated August 1, 1996



     Effective December 20, 1996, the Bartlett Fixed Income Fund and the Bartlett Short Term Bond Fund were merged into the Legg Mason U.S. Government Intermediate-Term Portfolio, a series of the Legg Mason Income Trust, Inc. Consequently, the information contained in the Statement of Additional Information applies only to the Bartlett Value International Fund and the Bartlett Basic Value Fund, the two remaining series of the Bartlett Capital Trust.





                                                  February 5, 1997